AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks
Austria — 0.3%
Erste Group Bank AG*	63,518	$ 2,100,339
Brazil — 0.3%
Ambev SA	492,275	2,274,800
Canada — 1.8%
Canadian National Railway Co.(a)	139,681	12,551,735
Denmark — 0.6%
Carlsberg A/S (Class B Stock)	30,121	4,452,939
France — 10.9%
Air Liquide SA	49,942	7,114,865
Danone SA	139,851	12,318,988
EssilorLuxottica SA	20,144	2,901,970
Hermes International	2,219	1,533,607
Legrand SA	96,790	6,911,512
LVMH Moet Hennessy Louis Vuitton SE	43,331	17,244,548
Pernod Ricard SA	65,653	11,697,734
Schneider Electric SE	175,990	15,430,141
		75,153,365
Germany — 4.4%
Bayer AG	168,992	11,908,622
Brenntag AG	72,651	3,516,428
Deutsche Boerse AG	20,124	3,145,127
Merck KGaA	56,479	6,359,305
MTU Aero Engines AG	20,310	5,405,240
		30,334,722
Israel — 1.2%
Check Point Software Technologies Ltd.*(a)	74,736	8,183,592
Japan — 3.0%
Hoya Corp.	58,500	4,794,947
Kubota Corp.	585,300	8,914,769
Olympus Corp.	516,000	6,994,529
		20,704,245
Macau — 0.2%
Sands China Ltd.	246,800	1,119,953
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	321,106	1,730,659
Netherlands — 2.2%
Akzo Nobel NV	97,321	8,679,733
Heineken NV	59,442	6,423,264
		15,102,997
South Korea — 0.8%
Samsung Electronics Co. Ltd.	127,818	5,247,443
Spain — 1.2%
Aena SME SA, 144A	44,307	8,116,273
Sweden — 2.1%
Essity AB (Class B Stock)	490,868	14,309,461
	Shares	Value
Common Stocks (continued)
Switzerland — 7.5%
Adecco Group AG	58,384	$ 3,230,349
Cie Financiere Richemont SA	83,428	6,123,523
Julius Baer Group Ltd.*	61,453	2,718,883
Nestle SA	183,524	19,903,709
Roche Holding AG	44,528	12,968,116
Sonova Holding AG	7,005	1,627,380
UBS Group AG*	486,079	5,518,674
		52,090,634
Thailand — 0.2%
Kasikornbank PCL	219,500	1,124,382
United Kingdom — 9.2%
Burberry Group PLC	140,534	3,750,355
Compass Group PLC	265,871	6,842,670
Diageo PLC	353,347	14,441,598
Linde PLC (AQUIS)	57,188	11,108,070
Linde PLC (NYSE)	16,941	3,281,810
Reckitt Benckiser Group PLC	173,537	13,527,308
Whitbread PLC	66,976	3,532,600
WPP PLC	579,385	7,242,529
		63,726,940
United States — 53.4%
3M Co.	57,686	9,483,578
Abbott Laboratories	124,798	10,441,849
Accenture PLC (Class A Stock)	95,115	18,295,370
American Express Co.	74,310	8,789,387
Amphenol Corp. (Class A Stock)	38,284	3,694,406
Aon PLC	42,831	8,290,797
Aptiv PLC	40,244	3,518,131
Bank of New York Mellon Corp. (The)	198,226	8,961,797
Cisco Systems, Inc.	133,875	6,614,764
Cognizant Technology Solutions Corp. (Class A Stock)	109,663	6,608,841
Colgate-Palmolive Co.	108,852	8,001,711
Comcast Corp. (Class A Stock)	470,939	21,229,930
Cooper Cos., Inc. (The)	23,857	7,085,529
eBay, Inc.	151,963	5,923,518
Equifax, Inc.	47,720	6,712,772
Goldman Sachs Group, Inc. (The)	35,093	7,272,322
Harley-Davidson, Inc.(a)	53,948	1,940,510
Honeywell International, Inc.	99,505	16,836,246
Johnson & Johnson	18,774	2,428,980
Kansas City Southern	108,623	14,447,945
Kellogg Co.(a)	91,883	5,912,671
Marriott International, Inc. (Class A Stock)	34,258	4,260,667
Medtronic PLC	199,550	21,675,121
Microchip Technology, Inc.(a)	31,517	2,928,244
National Oilwell Varco, Inc.	46,805	992,266
NOW, Inc.*	27,268	312,764
Omnicom Group, Inc.(a)	41,313	3,234,808
Oracle Corp.	188,068	10,349,382
PayPal Holdings, Inc.*	44,586	4,618,664
PPG Industries, Inc.	70,842	8,395,485
Resideo Technologies, Inc.*	16,983	243,706
Sally Beauty Holdings, Inc.*(a)	83,586	1,244,596
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Schlumberger Ltd.	68,213	$ 2,330,838
State Street Corp.	139,825	8,276,242
Stryker Corp.	62,966	13,619,546
TD Ameritrade Holding Corp.	129,490	6,047,183
Thermo Fisher Scientific, Inc.	75,328	21,940,787
Union Pacific Corp.	18,940	3,067,901
United Parcel Service, Inc. (Class B Stock)	73,887	8,853,140
United Technologies Corp.	52,518	7,169,757
Visa, Inc. (Class A Stock)(a)	123,395	21,225,174
Walt Disney Co. (The)	111,363	14,512,826
Waters Corp.*(a)	36,242	8,090,302
Wynn Resorts Ltd.	9,997	1,086,874
Zimmer Biomet Holdings, Inc.	90,412	12,410,855
		369,378,182

Total Long-Term Investments (cost $524,981,446)		687,702,661
Short-Term Investments — 7.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,710,418	1,710,418
PGIM Institutional Money Market Fund (cost $48,361,624; includes $48,281,554 of cash collateral for securities on loan)(b)(w)	48,353,480	48,358,316

Total Short-Term Investments (cost $50,072,042)		50,068,734

TOTAL INVESTMENTS—106.8% (cost $575,053,488)		737,771,395

Liabilities in excess of other assets — (6.8)%		(46,733,931)

Net Assets — 100.0%		$ 691,037,464

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AQUIS	Aquis Exchange
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,372,972; cash collateral of $48,281,554 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2